Statement of Changes in Stockholders Equity (Deficit) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Share to be issued [Member]	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss
Balance, Amount at Dec. 31, 2019	$ 4,804,613	$ 0	$ 222,020	$ 5,000,000	$ (417,407)
Balance, Shares at Dec. 31, 2019		300,222,000
Stock Issued During The Year	$ 835,500		5,835,500	(5,000,000)		$ 0
Stock Issued During The Year	5,229,498
Foreign Currency Translation Adjustment	$ 578,735				0	578,735
Net Income For The Year	2,675,037	$ 0	0	0	2,675,037	0
Balance, Amount at Dec. 31, 2020	8,893,885	$ 0	6,057,520	0	2,257,630	578,735
Balance, Shares at Dec. 31, 2020		305,451,498
Foreign Currency Translation Adjustment	319,762			0		319,762
Net Income For The Year	5,175,675				5,175,675	0
Related Party Payable Forgiveness	140,000	$ 0	140,000	$ 0	0	0
Balance, Amount at Dec. 31, 2021	$ 14,529,322	$ 0	$ 6,197,520		$ 7,433,305	$ 898,497
Balance,share at Dec. 31, 2021		305,451,498